Schedule Future Minimum Lease Payments Receivable (Detail) $ in Thousands	Sep. 30, 2020 USD ($)
Lessor Lease Description [Line Items]
2021	$ 340,349
2022	261,091
2023	217,639
2024	158,449
2025 and thereafter	228,722
Total future minimum lease payments receivable	1,206,250
Owned Fleet
Lessor Lease Description [Line Items]
2021	310,744
2022	245,797
2023	207,357
2024	150,845
2025 and thereafter	213,417
Total future minimum lease payments receivable	1,128,160
Managed Fleet
Lessor Lease Description [Line Items]
2021	29,605
2022	15,294
2023	10,282
2024	7,604
2025 and thereafter	15,305
Total future minimum lease payments receivable	$ 78,090